Leases (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 15,410
Total lease payments	15,410
Less: Imputed interest/present value discount	(253)
Present value of lease liabilities	$ 15,157	$ 48,489